Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 176,630
Decrease due to deconsolidation of Teekay Offshore (Note 3)	(132,940)
Goodwill, Ending balance	43,690
Conventional Tanker Segment
Goodwill [Roll Forward]
Goodwill, Beginning balance	8,059
Decrease due to deconsolidation of Teekay Offshore (Note 3)	0
Goodwill, Ending balance	8,059
Teekay Offshore
Goodwill [Roll Forward]
Goodwill, Beginning balance	132,940
Decrease due to deconsolidation of Teekay Offshore (Note 3)	(132,940)
Goodwill, Ending balance	0
Teekay LNG | Liquefied Gas Segment
Goodwill [Roll Forward]
Goodwill, Beginning balance	35,631
Decrease due to deconsolidation of Teekay Offshore (Note 3)	0
Goodwill, Ending balance	$ 35,631